5. Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets
5. Intangible Assets

Intangible assets consist primarily of software development costs and customer and reseller relationships which are amortized over the estimated useful life, generally on a straight-line basis with the exception of customer relationships, which are generally amortized either using the straight-line method or the related asset’s pattern of economic benefit (whichever is more representative). (in thousands)

	September 30	December 31
	2014	2013
Horizon software	$17,332	$17,599
ZTEsoft Telecom software	494	497
Contractual relationships	885	885
	18,711	18,981
Less accumulated amortization	(7,196)	(6,221)

Intangible assets, net	$11,515	$12,760

Amortization of intangible assets for each of the next five years is estimated to be $1,900,000 per year

Intangible assets consist primarily of software development costs and customer relationships (in thousands)

	December 31
	2013	2012
Capitalized software development costs
Horizon software	$17,599	$16,085
ZTEsoft Telecom software	497	-
Customer relationships	885	885
	18,981	16,970
Less accumulated amortization	(6,221)	(4,641)

Intangible assets, net	$12,760	$12,329

Amortization of intangible assets for each of the next five years is estimated to be $1,900,000 per year